Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Next Bridge Hydrocarbons, Inc.
Entity Central Index Key	0001936756
Entity Tax Identification Number	87-2538731
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	500 West Texas Ave.,
Entity Address, Address Line Two	Suite 890
Entity Address, Address Line Three	Midland,
Entity Address, City or Town	Texas
Entity Address, Postal Zip Code	79701
City Area Code	(432)
Local Phone Number	684-0018
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false